Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Commitments
Rent expense	$ 200	$ 200	$ 200
Operating lease commitments, sublease rental income
2016	126
2017	107
2018	74
2019	53
2020	35
Thereafter	90
Less: Sublease rental income	(118)
Total	367
Unconditional purchase obligations details
Unconditional purchase obligations	915
Unconditional purchase obligations, 2016	649
Unconditional purchase obligations, 2017	69
Unconditional purchase obligations, 2018	69
Unconditional purchase obligations, 2019	42
Unconditional purchase obligations, 2020	38
Unconditional purchase obligations, thereafter	48
Unconditional purchase obligations, total	$ 915